IMPAIRMENT AND RESTRUCTURING CHARGES	12 Months Ended
Dec. 31, 2011
IMPAIRMENT AND RESTRUCTURING CHARGES
IMPAIRMENT AND RESTRUCTURING CHARGES

NOTE 5. IMPAIRMENT AND RESTRUCTURING CHARGES

We recognized impairment charges on long-lived assets in 2011, 2010 and 2009 because the fair values of those assets or groups of assets indicated that the carrying amount was not recoverable. The fair value estimates were derived from appraisals, established market values of comparable assets, or internal estimates of future net cash flows. These fair value estimates can change by material amounts in subsequent periods. Many factors and assumptions can impact the estimates, including the future financial results of the hospitals, how the hospitals are operated in the future, changes in health care industry trends and regulations, and the nature of the ultimate disposition of the assets. In certain cases, these fair value estimates assume the highest and best use of hospital assets in the future to a market place participant is other than as a hospital. In these cases, the estimates are based on the fair value of the real property and equipment if utilized other than as a hospital. The impairment recognized does not include the costs of closing the hospitals or other future operating costs, which could be substantial. Accordingly, the ultimate net cash realized from the hospitals, should we choose to sell them, could be significantly less than their impaired value.

Our impairment tests presume stable, improving or, in some cases, declining results in our hospitals, which are based on programs and initiatives being implemented that are designed to achieve the hospital’s most recent projections. If these projections are not met, or if in the future negative trends occur that impact our future outlook, impairments of long-lived assets and goodwill may occur, and we may incur additional restructuring charges, which could be material.

As of December 31, 2011, our continuing operations were structured as follows:

•                  Our California region included all of our hospitals in California;

•                  Our Central region included all of our hospitals in Missouri, Tennessee and Texas;

•                  Our Florida region included all of our hospitals in Florida; and

•                  Our Southern States region included all of our hospitals in Alabama, Georgia, North Carolina, Pennsylvania and South Carolina.

These regions are reporting units used to perform our goodwill impairment analysis and are one level below our operating segment level. Our hospitals in Pennsylvania, which were previously part of a separate market, became part of our Southern States region effective May 1, 2011. This change did not have any impact on our consolidated financial condition, results of operations or cash flows.

Year Ended December 31, 2011

During the year ended December 31, 2011, we recorded net impairment and restructuring charges of $20 million. This amount included a $6 million impairment charge for the write-down of buildings and equipment of one of our previously impaired hospitals to their estimated fair values, primarily due to a decline in the fair value of real estate in the market in which the hospital operates and a decline in the estimated fair value of equipment. Material adverse trends in our most recent estimates of future undiscounted cash flows of the hospital, consistent with our previous estimates in prior years when impairment charges were recorded at this hospital, indicated the carrying value of the hospital’s long-lived assets was not recoverable from the estimated future cash flows. We believe the most significant factors contributing to the continuing adverse financial trends include reductions in volumes of insured patients, shifts in payer mix from commercial to governmental payers combined with reductions in reimbursement rates from governmental payers, and high levels of uninsured patients. As a result, we updated the estimate of the fair value of the hospital’s long-lived assets and compared the fair value estimate to the carrying value of the hospital’s long-lived assets. Because the fair value estimate was lower than the carrying value of the hospital’s long-lived assets, an impairment charge was recorded for the difference in the amounts. Unless the anticipated future financial trends of this hospital improve to the extent that the estimated future undiscounted cash flows exceed the carrying value of the long-lived assets, this hospital is at risk of future impairments, particularly if we spend significant amounts of capital at the hospital without generating a corresponding increase in the hospital’s fair value or if the fair value of the hospital’s real estate or equipment continues to decline. The aggregate carrying value of assets held and used of the hospital for which an impairment charge was recorded was $20 million as of December 31, 2011 after recording the impairment charge. In addition, we also recorded impairment charges of $1 million in connection with the sale of seven medical office buildings in Texas, $1 million related to a cost basis investment, $7 million in employee severance costs, $3 million in lease termination costs, $1 million of acceleration of stock-based compensation costs and $1 million of other related costs.

Year Ended December 31, 2010

During the year ended December 31, 2010, we recorded net impairment and restructuring charges of $10 million. This amount included a $5 million net impairment charge for the write-down of buildings, equipment and other long-lived assets, primarily capitalized software costs classified in other intangible assets, of one of our previously impaired hospitals to their estimated fair values primarily due to a decline in the fair value of real estate in the market in which the hospital operates and a decline in the estimated fair value of equipment. The aggregate carrying value of assets held and used of the hospital for which an impairment charge was recorded was $25 million as of December 31, 2010 after recording the impairment charge. In addition, we recorded a $5 million net impairment charge in connection with the sale of nine medical office buildings in Florida and $2 million in employee severance and other related costs. These charges were partially offset by a $2 million credit related to the collection of a note receivable due from a buyer of one of our previously divested hospitals, which had been fully reserved in a prior year.

Year Ended December 31, 2009

During the year ended December 31, 2009, we recorded net impairment and restructuring charges of $27 million. This amount included a $7 million net impairment charge for the write-down of buildings, equipment and other long-lived assets, primarily capitalized software costs classified in other intangible assets, of one of our previously impaired hospitals to their estimated fair values, primarily due to a decline in the fair value of real estate in the market in which the hospital operates. We also recorded a $10 million net impairment charge for the write-down of land and buildings at the campus of one hospital that moved to a new, replacement campus during 2010. Our estimates of the future undiscounted cash flows from the use of the former campus for several months during 2010 and from estimated disposition proceeds were less than the carrying values of the land and buildings of the campus. We compared the estimated fair values to the carrying values and, because the fair value estimate was lower than the carrying values of the assets, an impairment charge was recorded for the difference in the amounts. The remaining net impairment and restructuring charges for the year ended December 31, 2009 include $4 million of employee severance and other related costs, a $3 million impairment charge for the write-down of a note receivable due from a buyer of one of our previously divested hospitals as a result of the buyer filing for bankruptcy, and a $3 million impairment charge for the write-down of other assets primarily related to an option to purchase certain real property near one of our hospitals that no longer had value due to the financial condition of the owner of the real property.

Accrued Restructuring Charges

The tables below are reconciliations of beginning and ending liability balances in connection with restructuring charges recorded during the years ended December 31, 2011, 2010 and 2009 in continuing and discontinued operations:

	Balances at Beginning of Period	Restructuring Charges, Net	Cash Payments	Other	Balances at End of Period
Year Ended December 31, 2011
Continuing operations:
Lease and other costs, and employee severance-related costs in connection with hospital cost-control programs and general overhead-reduction plans	$4	$12	$(10)	$0	$6
Discontinued operations:
Employee severance-related costs, and other estimated costs associated with the sale or closure of hospitals and other facilities	6	1	(1)	(1)	5
	$10	$13	$(11)	$(1)	$11
Year Ended December 31, 2010
Continuing operations:
Lease and other costs, and employee severance-related costs in connection with hospital cost-control programs and general overhead-reduction plans	$6	$2	$(4)	$0	$4
Discontinued operations:
Employee severance-related costs, and other estimated costs associated with the sale or closure of hospitals and other facilities	8	(1)	(1)	0	6
	$14	$1	$(5)	$0	$10

	Balances at Beginning of Period	Restructuring Charges, Net	Cash Payments	Other	Balances at End of Period
Year Ended December 31, 2009
Continuing operations:
Lease and other costs, and employee severance-related costs in connection with hospital cost-control programs and general overhead-reduction plans	$12	$4	$(9)	$(1)	$6
Discontinued operations:
Employee severance-related costs, and other estimated costs associated with the sale or closure of hospitals and other facilities	15	7	(14)	0	8
	$27	$11	$(23)	$(1)	$14

The above liability balances at December 31, 2011 and 2010 are included in other current liabilities and other long-term liabilities in the accompanying Consolidated Balance Sheets. Cash payments to be applied against these accruals at December 31, 2011 are expected to be approximately $5 million in 2012 and $6 million thereafter. The column labeled “Other” above represents charges recorded in restructuring expense that are not recorded in the liability account, such as the acceleration of stock-based compensation expense related to severance agreements.